Condensed Statements of Cash flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income attributable to Noah shareholders	¥ 762,923	$ 117,261	¥ 643,829	¥ 535,825
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	93,635	14,391	79,171	67,672
Gain from equity in subsidiaries and VIEs	(92,136)	(14,161)	(22,343)	(21,353)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs	(173,775)	(26,709)	(94,108)	(86,363)
Other current assets	(96,470)	(14,827)	(13,637)	(16,631)
Deferred tax assets	(16,928)	(2,602)	(12,566)	(7,770)
Uncertain tax position liabilities			(67)	(11,060)
Other current liabilities	124,293	19,074	(25,235)	167,616
Other non-current liabilities	31,882	4,900	(1,091)	46,826
Net cash (used in) provided by operating activities	628,383	96,581	686,247	675,133
Cash flows from investing activities:
Investment in subsidiaries and VIEs	(341,951)	(52,557)	(192,387)	(94,423)
Net cash used in investing activities	(833,857)	(128,161)	(883,793)	(759,462)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	19,692	3,027	4,539	4,351
Share repurchase	(31,288)	(4,809)	(12,602)	(44,586)
Proceeds from convertible notes				518,224
Net cash provided by (used in) financing activities	(791,789)	(121,694)	994,635	462,771
Effect of exchange rate changes	(79,494)	(12,218)	52,497	4,277
Cash and cash equivalents-beginning of year	2,982,510		2,132,924
Cash and cash equivalents	1,906,753	293,063	2,982,510	2,132,924
Parent Company
Cash flows from operating activities:
Net income attributable to Noah shareholders	762,923	117,261	643,829	535,825
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	8,819	1,353	9,828	10,979
Gain from equity in subsidiaries and VIEs	(773,432)	(118,874)	(663,267)	(536,297)
Equity in income of affiliates	(17,779)	(2,735)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs	335,064	51,501	39,012	(319,184)
Other current assets	16,721	2,570	(1,722)	(5,774)
Deferred tax assets	1,427	219	940	(576)
Uncertain tax position liabilities				(4,804)
Other current liabilities	3,217	494	(4,857)	7,942
Other non-current liabilities	(2,768)	(425)	(1,091)	1,822
Net cash (used in) provided by operating activities	334,192	51,364	22,672	(310,067)
Cash flows from investing activities:
Investment in subsidiaries and VIEs				(7,852)
Increase in investment in affiliates	(16,962)	(2,607)	(27,702)	(22,672)
Net cash used in investing activities	(16,962)	(2,607)	(27,702)	(30,524)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	19,692	3,027	4,539	4,351
Share repurchase	(31,288)	(4,809)	(12,602)	(44,586)
Proceeds from convertible notes				518,224
Net cash provided by (used in) financing activities	(11,596)	(1,782)	(8,063)	477,989
Effect of exchange rate changes	(57,631)	(8,858)	56,539	4,881
Net increase in cash and cash equivalents	248,003	38,117	43,446	142,279
Cash and cash equivalents-beginning of year	364,864	56,079	321,418	179,139
Cash and cash equivalents	¥ 612,867	$ 94,196	¥ 364,864	¥ 321,418